Chicago
New York
Washington, DC
London
San Francisco
Los Angeles
Singapore
vedderprice.com

Renee M. Hardt
Shareholder
+1 312 609 7616
rhardt@vedderprice.com

October 29, 2020

Via Edgar Securities and Exchange Commission 100 F Street NE Washington, DC 20549

Re:    Definitive Proxy Materials for Wilshire Mutual Funds, Inc. (“Registrant”)
File No.: 811-07076
To the Commission:
On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Definitive Proxy Statement on Schedule 14A in connection with certain matters to be voted upon by shareholders of the Registrant and the series thereof.
Please call the undersigned at (312) 609-7616 or Kelly Pendergast Carr at (312) 609-7719 with any questions or comments regarding this filing.

Very truly yours, /s/ Renee M. Hardt Renee M. Hardt
RMH/kpc

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005
 Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.